                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    12/31/07
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                    2/12/08
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $475,000
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

Form 13F Information Table - Birinyi Associates 12/31/07

            Column 1             Column 2        Column 3    Column 4           Column 5           Column 6          Column 8
--------------------------  -------------------  ---------  ---------  -------------------------  ----------  ---------------------
            Name of                                           Value    Shrs or                    Investment     Voting authority
            Issuer             Title of class      CUSIP    (x $1000)  prn amt  SH/PRN  Put/Call  discretion    Sole   Shared  None
--------------------------  -------------------  ---------  ---------  -------  ------  --------  ----------  -------  ------  ----
3M Co                          COMMON STOCK      88579Y101   $   995    11,800                       SOLE      11,800
Aetna Inc                      COMMON STOCK      00817Y108   $   462     8,000                       SOLE       8,000
AllianceBernstein Holding
   LP                       LIMITED PARTNERSHIP  01881G106   $ 1,509    20,050                       SOLE      20,050
Altria Group Inc               COMMON STOCK      02209S103   $ 4,219    55,821                       SOLE      55,821
American Express Co            COMMON STOCK      025816109   $ 2,661    51,150                       SOLE      51,150
American International
   Group Inc                   COMMON STOCK      026874107   $   831    14,250                       SOLE      14,250
Amgen Inc                      COMMON STOCK      031162100   $   308     6,622                       SOLE       6,622
Apple Inc                      COMMON STOCK      037833100   $ 9,050    45,691                       SOLE      45,691
AT&T Inc                       COMMON STOCK      00206R102   $ 1,434    34,500                       SOLE      34,500
B&G Foods Inc                      UNIT          05508R205   $   215    12,000                       SOLE      12,000
Bank of America Corp           COMMON STOCK      060505104   $   688    16,678                       SOLE      16,678
Bear Stearns Cos Inc/The       COMMON STOCK      073902108   $   441     5,000                       SOLE       5,000
Berkshire Hathaway Inc         COMMON STOCK      084670207   $ 1,421       300                       SOLE         300
Berkshire Hathaway Inc         COMMON STOCK      084670108   $   850         6                       SOLE           6
Best Buy Co Inc                COMMON STOCK      086516101   $   257     4,875                       SOLE       4,875
Boeing Co                      COMMON STOCK      097023105   $ 2,919    33,374                       SOLE      33,374
BP PLC                              ADR          055622104   $   227     3,104                       SOLE       3,104
Burlington Northern Santa
   Fe Corp                     COMMON STOCK      12189T104   $ 1,470    17,666                       SOLE      17,666
Caterpillar Inc                COMMON STOCK      149123101   $ 2,747    37,864                       SOLE      37,864
Chevron Corp                   COMMON STOCK      166764100   $ 4,519    48,420                       SOLE      48,420
Cisco Systems Inc              COMMON STOCK      17275R102   $   695    25,685                       SOLE      25,685
Citigroup Inc                  COMMON STOCK      172967101   $   630    21,411                       SOLE      21,411
CME Group Inc                  COMMON STOCK      12572Q105   $ 3,435     5,007                       SOLE       5,007
Coca-Cola Co/The               COMMON STOCK      191216100   $ 1,319    21,500                       SOLE      21,500
ConocoPhillips                 COMMON STOCK      20825C104   $ 2,069    23,434                       SOLE      23,434
Consolidated Edison Inc        COMMON STOCK      209115104   $   706    14,450                       SOLE      14,450
Cummins Inc                    COMMON STOCK      231021106   $ 3,394    26,650                       SOLE      26,650
Deere & Co                     COMMON STOCK      244199105   $ 3,702    39,750                       SOLE      39,750
Dell Inc                       COMMON STOCK      24702R101   $   319    13,000                       SOLE      13,000
Diamond Offshore Drilling
   Inc                         COMMON STOCK      25271C102   $   213     1,500                       SOLE       1,500
DIAMONDS Trust Series I             ETF          252787106   $ 7,129    53,784                       SOLE      53,784
Energy Select Sector SPDR
   Fund                             ETF          81369Y506   $   674     8,500                       SOLE       8,500
Enerplus Resources Fund            UNIT          29274D604   $ 2,376    59,329                       SOLE      59,329
Exxon Mobil Corp               COMMON STOCK      30231G102   $ 7,099    75,772                       SOLE      75,772
Federal National Mortgage
   Association                 COMMON STOCK      313586109   $   300     7,500                       SOLE       7,500
FedEx Corp                     COMMON STOCK      31428X106   $ 1,175    13,175                       SOLE      13,175
Ford Motor Co                  COMMON STOCK      345370860   $    81    12,000                       SOLE      12,000
Franklin Resources Inc         COMMON STOCK      354613101   $   286     2,500                       SOLE       2,500
Freeport-McMoRan Copper &
   Gold Inc                    COMMON STOCK      35671D857   $ 1,861    18,170                       SOLE      18,170
Garmin Ltd                     COMMON STOCK      #N/A N/A    $   388     4,000                       SOLE       4,000
General Electric Co            COMMON STOCK      369604103   $ 1,514    40,850                       SOLE      40,850
Goldman Sachs Group
   Inc/The                     COMMON STOCK      38141G104   $10,822    50,325                       SOLE      50,325
Google Inc                     COMMON STOCK      38259P508   $24,893    36,000                       SOLE      36,000
Hewlett-Packard Co             COMMON STOCK      428236103   $ 1,278    25,311                       SOLE      25,311
Honeywell International
   Inc                         COMMON STOCK      438516106   $ 1,292    20,985                       SOLE      20,985
Intel Corp                     COMMON STOCK      458140100   $ 1,092    40,978                       SOLE      40,978
IntercontinentalExchange
   Inc                         COMMON STOCK      45865V100   $   481     2,500                       SOLE       2,500
International Business
   Machines Corp               COMMON STOCK      459200101   $ 1,832    16,950                       SOLE      16,950
iShares FTSE/Xinhua China
   25 Index Fund                    ETF          464287184   $ 1,193     7,000                       SOLE       7,000
iShares Lehman 7-10 Year
   Treasury Bond Fund               ETF          464287440   $   435     5,000                       SOLE       5,000
iShares MSCI EAFE Index
   Fund                             ETF          464287465   $   393     5,000                       SOLE       5,000
iShares Russell 2000 Index
   Fund                             ETF          464287655   $   380     5,000                       SOLE       5,000
Johnson & Johnson              COMMON STOCK      478160104   $   936    14,028                       SOLE      14,028
JPMorgan Chase & Co            COMMON STOCK      46625H100   $   437    10,000                       SOLE      10,000
Kellogg Co                     COMMON STOCK      487836108   $   262     5,000                       SOLE       5,000
Kraft Foods Inc                COMMON STOCK      50075N104   $ 1,172    35,929                       SOLE      35,929
Lehman Brothers Holdings
   Inc                         COMMON STOCK      524908100   $   687    10,500                       SOLE      10,500
Mastercard Inc                 COMMON STOCK      57636Q104   $ 3,712    17,250                       SOLE      17,250
McDonald's Corp                COMMON STOCK      580135101   $ 1,876    31,837                       SOLE      31,837
Merrill Lynch & Co Inc         COMMON STOCK      590188108   $   714    13,300                       SOLE      13,300
Microsoft Corp                 COMMON STOCK      594918104   $ 2,040    57,296                       SOLE      57,296
Morgan Stanley                 COMMON STOCK      617446448   $   903    17,000                       SOLE      17,000
Neomedia Technologies Inc      COMMON STOCK      640505103   $     0    10,000                       SOLE      10,000
Nokia OYJ                           ADR          654902204   $   257     6,700                       SOLE       6,700
Oil Service HOLDRs Trust            ETF          678002106   $ 2,662    14,085                       SOLE      14,085
People's United Financial
   Inc                         COMMON STOCK      712704105   $   425    23,896                       SOLE      23,896
Pfizer Inc                     COMMON STOCK      717081103   $   591    26,000                       SOLE      26,000
Polo Ralph Lauren Corp         COMMON STOCK      731572103   $   618    10,000                       SOLE      10,000
Powershares QQQ                     ETF          73935A104   $   535    10,442                       SOLE      10,442
Procter & Gamble Co            COMMON STOCK      742718109   $ 1,391    18,950                       SOLE      18,950
Qualcomm Inc                   COMMON STOCK      747525103   $   236     6,000                       SOLE       6,000
Raytheon Co                    COMMON STOCK      755111507   $   304     5,000                       SOLE       5,000
Research In Motion Ltd         COMMON STOCK      760975102   $ 1,564    13,790                       SOLE      13,790
Rydex S&P Equal Weight ETF          ETF          78355W106   $ 2,070    43,867                       SOLE      43,867
SAN Juan Basin Royalty TR      ROYALTY TRUST     798241105   $   250     7,500                       SOLE       7,500
Schlumberger Ltd               COMMON STOCK      806857108   $ 5,291    53,785                       SOLE      53,785
Southern Copper Corp           COMMON STOCK      84265V105   $ 1,104    10,500                       SOLE      10,500
SPDR Trust Series 1                 ETF          78462F103   $20,271   138,643                       SOLE     138,643
Telefonica SA                       ADR          879382208   $   244     2,500                       SOLE       2,500
Texas Instruments Inc          COMMON STOCK      882508104   $ 1,042    31,200                       SOLE      31,200
Tiffany & Co                   COMMON STOCK      886547108   $   299     6,500                       SOLE       6,500
Transocean Inc                 COMMON STOCK      #N/A N/A    $   650     4,539                       SOLE       4,539
UBS AG                              ADR          #N/A N/A    $   345     7,500                       SOLE       7,500
Unilever NV                         ADR          904784709   $ 1,065    29,200                       SOLE      29,200
United States Steel Corp       COMMON STOCK      912909108   $ 2,025    16,750                       SOLE      16,750
United Technologies Corp       COMMON STOCK      913017109   $ 4,235    55,329                       SOLE      55,329
UST Inc                        COMMON STOCK      902911106   $ 1,028    18,750                       SOLE      18,750
Valero Energy Corp             COMMON STOCK      91913Y100   $ 1,068    15,250                       SOLE      15,250
Verizon Communications Inc          ETF          92343V104   $ 1,356    31,047                       SOLE      31,047
Vornado Realty Trust           COMMON STOCK      929042109   $   602     6,850                       SOLE       6,850
Wal-Mart Stores Inc            COMMON STOCK      931142103   $ 1,588    33,400                       SOLE      33,400
Walt Disney Co/The             COMMON STOCK      254687106   $   242     7,500                       SOLE       7,500
Windstream Corp                COMMON STOCK      97381W104   $ 1,525   117,100                       SOLE     117,100
Wynn Resorts Ltd               COMMON STOCK      983134107   $   505     4,500                       SOLE       4,500
Yahoo! Inc                     COMMON STOCK      984332106   $   297    12,750                       SOLE      12,750